Sales Revenue (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Income from operating leases	€ 94	€ 0	€ 0
Income from finance leases	240	0
Sales revenue	€ 21,107	€ 12,025	6,130
Revenue, percentage		97.00%
Maruho [Member]
Statement Line Items [Line Items]
Sales revenue		€ 1,400	1,200
Germany [Member]
Statement Line Items [Line Items]
Sales revenue		€ 2,700	2,500
Revenue, percentage		8.00%
European [Member]
Statement Line Items [Line Items]
Sales revenue		€ 1,600	1,200
Revenue, percentage		33.00%
United States [Member]
Statement Line Items [Line Items]
Sales revenue		€ 6,300	€ 1,200
Revenue, percentage		425.00%